Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Net Loss	$ (7,902,477)	$ (3,236,530)
Series 1d Convertible Preferred Stock	2,293,199	0
Net Loss Attributable To Common Stockholders	$ (10,464,714)	$ (3,236,530)
Basic And Diluted Net Loss Per Common Unit	$ (2.43)	$ (1.69)
Weighted-average Basic And Diluted Common Units	4,302,232	1,911,009
Net loss per common share [Member]
Net Loss	$ (7,902,477)	$ (3,236,530)
Deemed Dividend Upon Redemption Of 5,221,156 Shares Of Series 1c Convertible Preferred Stock	269,038	0
Series 1d Convertible Preferred Stock	2,293,199	0
Net Loss Attributable To Common Stockholders	$ (10,464,714)	$ (3,236,530)
Basic And Diluted Net Loss Per Common Unit	$ (2.43)	$ (1.69)
Weighted-average Basic And Diluted Common Units	4,302,232	1,911,009